Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt And Lines Of Credit [Abstract]
Debt Outstanding

Revolver	$50,000
Term loan	97,500
Total	147,500
Current portion of term and revolving loan	(6,250)
Long-term debt	$141,250

Schedule of Principal Payments of the Term Loan

2015	$6,250
2016	7,500
2017	8,750
2018	10,000
2019	65,000
$97,500

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.86 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	2.38 to 1.00

Annual Operating Lease Commitment	< $50.0 million	$26.1 million